RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total operating revenues	$ 885,767	$ 1,113,456	$ 1,203,181
Frontline
Related Party Transaction [Line Items]
Total operating revenues	0	0	52
SFL
Related Party Transaction [Line Items]
Total operating revenues	70	96	468
Seatankers
Related Party Transaction [Line Items]
Total operating revenues	456	486	817
Northern Drilling
Related Party Transaction [Line Items]
Total operating revenues	0	0	38
SwissMarine
Related Party Transaction [Line Items]
Total operating revenues	3,940	2,033	13,281
UFC
Related Party Transaction [Line Items]
Total operating revenues	900	0	0
Affiliated Entity
Related Party Transaction [Line Items]
Total operating revenues	$ 5,366	$ 2,615	$ 14,656